UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

California (95.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6.25%, 8/1/39	Aa3	$14,000,000	$15,558,900
(Episcopal Sr. Cmntys.), 6.125%, 7/1/41	BBB+/F	2,045,000	2,244,817
(Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	BBB+/F	700,000	739,487
(O'Connor Woods), 5.00%, 1/1/33	AA-	2,300,000	2,596,677

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,109,380
5.00%, 4/1/32	AA-	3,000,000	3,364,320

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5.00%, 12/1/34	Aa1	4,960,000	5,590,912

Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 10/1/37	BBB+	1,750,000	1,897,263
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	501,345
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	338,417
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 (Escrowed to maturity)	Aaa	4,635,000	4,441,860

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5.375%, 10/1/36	Aa3	3,000,000	3,369,150
Ser. A, 5.00%, 5/1/39	AA-	1,000,000	1,092,730

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM
zero %, 8/1/41	Aa1	7,680,000	2,301,466
zero %, 8/1/40	Aa1	10,160,000	3,205,175
zero %, 8/1/18	Aa1	1,500,000	1,402,830

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54	AA-	8,650,000	9,448,914
Ser. F-1, 5.00%, 4/1/54	AA	14,330,000	15,674,140

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6.50%, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	109,000
(Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	10,500,000	11,657,310
(Stanford Hosp.), Ser. A-2, 5.25%, 11/15/40	Aa3	1,000,000	1,135,410
(Scripps Hlth.), Ser. A, 5.00%, 11/15/40	AA	1,500,000	1,677,165
(Cedars Sinai Med. Ctr.), 5.00%, 8/15/39 (Prerefunded 8/15/19)	Aa3	5,400,000	5,877,738
(Scripps Hlth.), Ser. A, 5.00%, 11/15/32	AA	1,000,000	1,121,520

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5.25%, 2/1/46	A-	4,860,000	4,869,671
5.25%, 2/1/37	A-	7,710,000	7,725,806

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6.25%, 6/1/40	Baa1	4,000,000	4,457,560
(Emerson College), 6.00%, 1/1/42	BBB+	1,000,000	1,092,470
(Biola U.), 5.875%, 10/1/34	Baa1	12,470,000	13,025,040
(Biola U.), 5.80%, 10/1/28	Baa1	220,000	232,263
(Eisenhower Med. Ctr.), Ser. A, 5.75%, 7/1/40	Baa2	9,000,000	9,779,760
(Emerson College), 5.75%, 1/1/33	BBB+	1,000,000	1,104,670
(Loma Linda U.), 5.00%, 4/1/28	A	2,000,000	2,016,820

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6.125%, 5/15/39 (Prerefunded 5/15/19)	AA-	3,000,000	3,330,240

CA School Fac. Fin. Auth. Rev. Bonds (Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,477,554

CA School Fac. Fin. Auth. 144A Rev. Bonds (Alliance College-Ready Pub. Schools), Ser. A
5.00%, 7/1/36	BBB	1,250,000	1,267,238
5.00%, 7/1/31	BBB	1,830,000	1,897,454

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB-	1,000,000	997,800

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	20,000,000	22,108,800
5.75%, 4/1/31	Aa3	21,000,000	22,864,800
5.25%, 4/1/35	Aa3	10,000,000	11,294,900
5.00%, 9/1/45	Aa3	7,500,000	8,559,900
5.00%, 8/1/45	Aa3	4,000,000	4,510,400
5.00%, 3/1/45	Aa3	4,165,000	4,673,796
5.00%, 10/1/44	Aa3	13,905,000	15,587,783
5.00%, 12/1/43	Aa3	1,500,000	1,663,110
5.00%, 11/1/43	Aa3	6,645,000	7,359,670
5.00%, 4/1/37	Aa3	2,000,000	2,210,380
(Bid Group B), 5.00%, 8/1/26	Aa3	10,000,000	12,135,400

CA State G.O. Bonds , 4.00%, 9/1/37	Aa3	6,480,000	6,668,244

CA State VRDN, 0.67s, 5/1/33	VMIG1	4,250,000	4,250,000

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley Wtr. Syst.), Ser. AW, 5.00%, 12/1/33	AAA	4,500,000	5,334,030

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5.75%, 10/1/38	Baa1	5,000,000	5,280,750
(Pacific U.), 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	110,923
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,185,232
(U. of the Pacific), U.S. Govt. Coll., 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	72,100
(CA College of Arts), 5.25%, 6/1/30	Baa2	1,360,000	1,507,315
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,381,241
(Loyola-Marymount U.), Ser. A, 5.125%, 10/1/40	A2	2,955,000	3,173,611
(Pepperdine U.), 5.00%, 10/1/49	AA	2,000,000	2,270,460
(Pepperdine U.), 5.00%, 9/1/45	AA	1,000,000	1,131,070
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,789,000
(Pepperdine U.), 5.00%, 12/1/44	AA	2,000,000	2,215,760
(Pepperdine U.), 5.00%, 10/1/41	AA	1,500,000	1,715,700
(U. of Redlands), Ser. A, 5.00%, 10/1/38	A3	500,000	548,395
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	466,833
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	562,540
(U. of Redlands), Ser. A, 5.00%, 10/1/36	A3	750,000	825,668
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,087,440
(Chapman U.), 5.00%, 4/1/31	A2	2,425,000	2,659,110
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	232,983

CA State Edl. Fac. Auth. Rev. Bonds (Occidental College)
5.00%, 10/1/45	Aa3	425,000	476,697
5.00%, 10/1/38	Aa3	595,000	673,629
5.00%, 10/1/35	Aa3	500,000	571,805
5.00%, 10/1/34	Aa3	960,000	1,106,592

CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Health), Ser. A, 5.00%, 11/15/46	Aa3	5,500,000	6,057,590
(Cedars Sinai Med. Ctr.), Ser. B, 5.00%, 8/15/35	Aa3	5,000,000	5,717,150
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/30	Aa3	1,550,000	1,791,630
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/29	Aa3	800,000	929,816
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,008,800

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5.00%, 11/1/41	Aa2	1,000,000	1,108,850
(J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	4,000,000	4,419,640
(CA Science Ctr. Phase II), 5.00%, 5/1/31	A	1,000,000	1,148,820
(CA Science Ctr. Phase II), 5.00%, 5/1/30	A	1,170,000	1,351,584
(Indpt. Syst. Operator Corp.), 5.00%, 2/1/30	A1	7,000,000	7,850,150
(CA Science Ctr. Phase II), 5.00%, 5/1/29	A	750,000	873,293
(CA Science Ctr. Phase II), 5.00%, 5/1/28	A	1,200,000	1,407,276

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (Walt Disney Family Museum )
5.00%, 2/1/31	A1	250,000	287,735
5.00%, 2/1/30	A1	250,000	289,020
5.00%, 2/1/29	A1	270,000	314,472

CA State Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.65s, 9/1/37	VMIG1	3,295,000	3,295,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB	1,000,000	1,086,890

CA State Muni. Fin. Auth. Student Hsg. Rev. Bonds (Bowles Hall Foundation), Ser. A, 5.00%, 6/1/35	Baa3	1,270,000	1,344,054

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,878,045
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	8,000,000	8,122,640
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,286,968

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,422,680

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	3,000,000	3,383,700
(Dept. of Ed. - Riverside Campus), Ser. B, 6.00%, 4/1/26	A1	2,625,000	2,870,018
Ser. G-1, 5.75%, 10/1/30	A1	9,000,000	9,917,640
Ser. A-1, 5.50%, 3/1/25	A1	2,500,000	2,772,700
Ser. B, 5.00%, 10/1/39	A1	1,500,000	1,663,110
(Various Cap.), Ser. I, 5.00%, 11/1/38	A1	1,880,000	2,077,362
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5.00%, 12/1/19	A1	4,565,000	4,891,489

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,526,600

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/45	Aa2	1,500,000	1,692,855
Ser. A, 5.00%, 11/1/38	Aa2	2,250,000	2,577,668
Ser. A, 5.00%, 11/1/35	Aa2	4,500,000	5,123,160

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	4,120,000	4,123,337

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7.25%, 11/15/41	BBB-	6,000,000	6,748,320
(Sutter Hlth.), Ser. A, 6.00%, 8/15/42	Aa3	5,000,000	5,757,450
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	950,000	1,036,213
(Catholic Hlth. Care West), Ser. A, 5.50%, 7/1/30 (Prerefunded 7/1/17)	A	3,745,000	3,828,476
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,018,770
(Sutter Hlth.), Ser. B, 5.25%, 11/15/48	Aa3	2,000,000	2,096,480
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	300,000	304,203
(John Muir Hlth.), Ser. A, 5.00%, 8/15/51	A1	1,000,000	1,088,260
(John Muir Hlth.), Ser. A, 5.00%, 8/15/46	A1	1,365,000	1,491,208
(American Baptist Homes of the West), 5.00%, 10/1/45	BBB+/F	2,550,000	2,626,245
AGM, 5.00%, 11/15/44	AA	5,195,000	5,692,629
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,190,000	1,253,534
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,448,738
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	395,071
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,069,330
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,775,272
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	645,750
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	BB/P	3,150,000	3,363,161
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	500,000	422,670

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	4,500,000	4,903,875
(Front Porch Cmntys. & Svcs.), Ser. A, 5.125%, 4/1/37	BBB+	9,500,000	9,513,110

CA Statewide Cmnty. Dev. Auth. Student Hsg. Rev. Bonds (CHF-Irvine, LLC), 5.00%, 5/15/40	Baa1	2,000,000	2,108,420

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa2	2,015,000	2,058,685

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	2,016,023

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA+	10,000,000	7,089,600

Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,144,300

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5.00%, 8/1/39	Aa2	9,275,000	10,310,461

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5.875%, 2/15/34	Aa2	2,600,000	2,853,448
Ser. D, 5.875%, 1/1/34	Aa2	5,000,000	5,487,400

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	BBB+	740,000	861,501
5.50%, 9/1/29	BBB+	2,165,000	2,526,209

Clovis, Unified School Dist. G.O. Bonds (Election 2012), Ser. D, 5.00%, 8/1/37	Aa2	3,000,000	3,406,800

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5.00%, 8/1/38	Aa1	7,000,000	7,771,960
NATL, zero %, 8/1/22	Aa1	1,280,000	1,115,123
NATL, zero %, 8/1/21	Aa1	4,500,000	4,051,395

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	14,410,000	11,642,848

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	2,930,000	2,830,732

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	A-	585,000	647,279
Ser. A, 5.00%, 9/1/32	A-	1,125,000	1,257,638
(Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	275,000	309,537

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1), 5.00%, 9/1/28	A-	1,590,000	1,795,857

Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,144,980

Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds , Ser. A, 5.00%, 7/1/45	AA	2,740,000	3,124,011

El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,547,565

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 9/1/34	AA	500,000	559,220
5.00%, 9/1/33	AA	385,000	432,544
5.00%, 9/1/32	AA	450,000	506,547
5.00%, 9/1/31	AA	590,000	667,567
5.00%, 9/1/30	AA	815,000	931,113

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,146,283

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5.00%, 9/1/34	BBB/P	1,000,000	1,083,160
5.00%, 9/1/31	BBB/P	880,000	959,913

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	BBB-	8,000,000	9,156,000

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5.00%, 9/1/32	A-	1,000,000	1,109,880

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5.00%, 8/1/32	Aa2	2,000,000	2,293,440
5.00%, 8/1/31	Aa2	1,500,000	1,724,970
5.00%, 8/1/30	Aa2	1,000,000	1,153,250
5.00%, 8/1/29	Aa2	500,000	578,270

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/45	A1	10,000,000	10,886,200
Ser. A, 5.00%, 6/1/40	A1	10,940,000	11,950,747
Ser. A-1, 5.00%, 6/1/33	B3	8,000,000	7,304,320
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	9,513,600

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5.25%, 8/1/38	Aa2	4,000,000	4,605,200

Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,432,480
zero %, 8/1/36	Aa2	4,750,000	2,049,910
zero %, 8/1/35	Aa2	1,000,000	458,760

Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,191,109

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6.25%, 11/1/31 (Prerefunded 11/1/20)	AA-	1,000,000	1,168,880
Ser. A, 5.50%, 11/1/41 (Prerefunded 11/1/20)	AA-	9,000,000	10,270,980
Ser. A, 5.125%, 11/1/38 (Prerefunded 11/1/18)	AA-	365,000	390,601
Ser. C, 5.00%, 11/1/37	AA-	1,500,000	1,705,710
Ser. C, 5.00%, 11/1/36	AA-	1,460,000	1,664,006

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,482,658

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,046,520
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,386,575

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	BBB+	705,000	789,050
(Dist No. 12-1), 5.00%, 9/2/23	BBB+	1,000,000	1,137,330

Irvine, Unified School Dist. Special Tax Bonds, BAM, 5.00%, 9/1/38	AA	2,500,000	2,773,300

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A-	600,000	653,022
5.00%, 9/1/32	A-	2,475,000	2,704,061

Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,639,725

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	661,721

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,201,113
5.00%, 9/1/31	BB+/P	1,045,000	1,143,554

Las Virgenes, Unified School Dist. G.O. Bonds, AGM, zero %, 11/1/23	Aa1	1,395,000	1,171,967

Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,055,870

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	Baa1	5,000,000	5,894,400
(Aquarium of the Pacific), 5.00%, 11/1/30	A1	1,000,000	1,116,730
(Aquarium of the Pacific), 5.00%, 11/1/29	A1	1,250,000	1,399,538

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5.00%, 8/1/39	Aa2	5,000,000	5,496,050
zero %, 8/1/34	Aa2	1,500,000	727,575
zero %, 8/1/33	Aa2	625,000	320,550

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	432,090

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA	1,000,000	1,107,150

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5.00%, 10/1/31	A1	1,125,000	1,259,123
5.00%, 10/1/30	A1	1,250,000	1,404,675

Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA	3,000,000	3,366,060

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, U.S. Govt. Coll., 6.00%, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	10,035,000

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5.00%, 9/1/31	BBB+	1,500,000	1,667,985
5.00%, 9/1/30	BBB+	1,500,000	1,679,820
5.00%, 9/1/29	BBB+	1,500,000	1,690,665

Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. D, 5.00%, 5/15/41	AA	4,000,000	4,410,160
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,431,600
(Los Angeles Intl. Arpt.), Ser. D, 5.00%, 5/15/40	AA	11,500,000	12,484,860
Ser. D, 5.00%, 5/15/36	AA	1,375,000	1,523,335
(Sr. Intl. Private Activity), 5.00%, 5/15/35	AA	2,000,000	2,229,160
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/32	AA-	1,000,000	1,144,260
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/31	AA-	1,190,000	1,370,725
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/30	AA-	1,100,000	1,273,382
(Los Angeles Intl. Arpt.), 5.00%, 5/15/29	AA	4,225,000	4,731,662

Los Angeles, Dept. of Arpt. Rev. Bonds , Ser. A, 5.00%, 5/15/42	AA-	6,000,000	6,647,160

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5.00%, 7/1/44	Aa2	5,000,000	5,581,000
(Pwr. Syst.), Ser. B, 5.00%, 7/1/43	Aa2	1,500,000	1,668,885
(Wtr. Wks. Syst.), Ser. B, 5.00%, 7/1/31	AA+	2,000,000	2,309,440

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds (Wtr. Wks. Syst.), Ser. A, 5.00%, 7/1/46	AA+	4,000,000	4,538,520

Los Angeles, Harbor Dept. Rev. Bonds
FNMA Coll., FHLMC Coll., 7.60%, 10/1/18 (Escrowed to maturity)	AA+	5,075,000	5,443,344
(Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,256,320

Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds (Real Property), Ser. B, 4.00%, 11/1/33	A+	3,480,000	3,579,632

Los Angeles, Unified School Dist. G.O. Bonds
(Election 2008), Ser. A, 5.00%, 7/1/40	Aa2	2,000,000	2,280,120
Ser. D, 5.00%, 1/1/34	Aa2	3,865,000	4,164,692
Ser. F, 5.00%, 7/1/29	Aa2	2,000,000	2,158,140

Los Angeles, Waste Wtr. Syst. Rev. Bonds
(Green Bond), Ser. C, 5.00%, 6/1/45	AA+	2,500,000	2,837,175
Ser. B, 5.00%, 6/1/30	AA	5,000,000	5,707,000

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,885,740

Merced, City School Dist. G.O. Bonds (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,905,055

Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,217,671
zero %, 8/1/39	AA	5,005,000	1,695,494

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	9,050,000	9,436,797

Modesto, Irrigation Dist. Elec. Rev. Bonds
5.00%, 10/1/34	A+	500,000	564,500
5.00%, 10/1/32	A+	1,340,000	1,527,158
Ser. A, AGM, 5.00%, 7/1/32	AA	800,000	892,704
5.00%, 10/1/31	A+	780,000	893,131
Ser. A, AGM, 5.00%, 7/1/31	AA	1,600,000	1,792,416

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,107,056

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5.00%, 8/1/34	Aa2	2,000,000	2,262,420

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,133,880

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	BBB-	1,000,000	1,100,550

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,876
zero %, 8/1/21	Aa2	6,750,000	5,501,385
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	1,825,000	1,487,594

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,652,235

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5.00%, 7/1/32	A+	700,000	780,108
5.00%, 7/1/30	A+	1,000,000	1,120,940

Oakland, G.O. Bonds, Ser. A, 5.00%, 1/15/35	Aa2	2,000,000	2,279,620

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6.625%, 8/1/38	Aa3	1,000,000	1,185,230
(Election of 2006), Ser. A, 6.125%, 8/1/29 (Prerefunded 8/1/19)	Aa3	4,000,000	4,472,560
Ser. A, 5.00%, 8/1/40	Aa3	1,000,000	1,115,730
Ser. A, 5.00%, 8/1/35	Aa3	1,000,000	1,128,400
5.00%, 8/1/31	Aa3	1,000,000	1,176,240
Ser. A, 5.00%, 8/1/31	Aa3	2,350,000	2,764,164
5.00%, 8/1/30	Aa3	1,000,000	1,181,750

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	BBB	1,750,000	1,905,925
5.00%, 8/15/32	BBB	1,000,000	1,091,360

Orange Cnty., Sanitation Dist. Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 2/1/37	AAA	3,190,000	3,633,123

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5.00%, 8/15/29	AA-	1,050,000	1,193,252

Peralta Cmnty. College Dist. G.O. Bonds, Ser. A
5.00%, 8/1/34	Aa3	1,000,000	1,141,240
5.00%, 8/1/32	Aa3	2,000,000	2,305,220

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5.75%, 9/1/39 (Prerefunded 9/1/19)	AA-	6,000,000	6,661,320
5.50%, 9/1/31 (Prerefunded 9/1/19)	AA-	1,000,000	1,103,730
NATL, 5.25%, 9/1/32	AA-	1,000,000	1,163,670
NATL, 5.25%, 9/1/30	AA-	1,295,000	1,518,659

Port of Oakland, Rev. Bonds, Ser. P
5.00%, 5/1/33	A+	1,860,000	2,033,036
5.00%, 5/1/31	A+	1,000,000	1,098,180

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	7,193,857

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5.00%, 9/15/32	BBB	500,000	543,235
5.00%, 9/15/28	BBB	1,110,000	1,224,563

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,329,225
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	450,496

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	AA-	2,645,000	2,978,058

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,739,783

Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,237,620

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4.75%, 11/1/36	A3	1,395,000	1,401,515

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	817,740

Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,816,610

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	1,007,064

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,332,150
5.00%, 9/1/33	BBB-/P	1,000,000	1,074,020

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds
5.00%, 2/1/34	AA-	1,625,000	1,816,799
5.00%, 2/1/33	AA-	1,455,000	1,632,961
5.00%, 2/1/32	AA-	500,000	564,750
5.00%, 2/1/28	AA-	2,895,000	3,308,464

Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, AGM
5.00%, 7/1/28	AA	1,500,000	1,575,870
5.00%, 7/1/26	AA	5,000,000	5,260,500
5.00%, 7/1/25	AA	3,990,000	4,198,478

Sacramento, Area Flood Control Agcy. Special Assmt. Bonds (Cons. Cap. Assmt. Dist. No. 2), Ser. A
5.00%, 10/1/31	AA	2,000,000	2,344,780
5.00%, 10/1/30	AA	1,660,000	1,958,485

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	AA-	10,000,000	7,832,100
zero %, 12/1/22	AA-	7,500,000	6,146,025

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5.00%, 8/15/32	Aa3	1,500,000	1,682,625
Ser. B, 5.00%, 8/15/31	Aa3	2,905,000	3,288,199
Ser. Y, 5.00%, 8/15/31	Aa3	500,000	562,540
Ser. X, 5.00%, 8/15/28	Aa3	1,230,000	1,380,208
Ser. X, U.S. Govt. Coll., 5.00%, 8/15/28 (Prerefunded 8/15/21)	AAA/P	420,000	478,208

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5.25%, 7/1/24	Aa3	11,520,000	13,458,240

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	2,890,000	3,151,372

San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,741,900

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. D, 5.00%, 8/1/45	Aa2	1,500,000	1,697,385

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	980,000	1,036,017

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/38	A1	2,000,000	2,180,060

San Diego Cnty., Wtr. Auth. Rev. Bonds, Ser. B
5.00%, 5/1/38	AAA	10,000,000	11,466,600
5.00%, 5/1/36	AAA	5,000,000	5,776,950
5.00%, 5/1/35	AAA	4,000,000	4,639,160

San Diego, Cmnty College Dist. G.O. Bonds
5.00%, 8/1/41	Aaa	1,500,000	1,739,850
4.00%, 8/1/41	Aaa	2,345,000	2,416,499

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5.25%, 3/1/40	Aa3	1,000,000	1,097,670
Ser. A, 5.25%, 9/1/35	Aa3	1,500,000	1,655,355
Ser. A, 5.25%, 3/1/25	Aa3	6,065,000	6,756,349
(Cap. Impt.), Ser. A, 5.00%, 10/15/35	AA-	500,000	559,445
Ser. A, 5.00%, 9/1/26	Aa3	6,265,000	6,905,596

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5.125%, 10/1/22	AA	1,000,000	1,027,490

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5.25%, 5/15/29 (Prerefunded 5/15/20)	AA+	1,245,000	1,391,798
5.00%, 5/15/37	AA+	2,000,000	2,292,640

San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds
Ser. A, 5.00%, 8/1/45	Aa3	2,000,000	2,280,600
Ser. B, 5.00%, 8/1/37	Aa3	3,000,000	3,447,480

San Diego, Unified School Dist. G.O. Bonds
(Election 2012), Ser. F, 5.00%, 7/1/45	Aa2	6,440,000	7,311,074
(Election of 2008), Ser. C, zero %, 7/1/44	Aa2	10,000,000	3,224,500

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.25%, 5/1/33	A1	4,000,000	4,458,520
(San Francisco Intl. Arpt.), Ser. 2, 5.00%, 5/1/41	A1	5,000,000	5,462,950

San Francisco City & Cnty., Rev. Bonds (Pub. Util. Comm.), 4.00%, 11/1/39	Aa3	5,000,000	5,143,150

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 5/1/43	A1	3,280,000	3,653,100

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,223,471

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. F, 5.00%, 5/1/40	A1	4,750,000	5,164,960
Ser. G, 5.00%, 5/1/40	A1	4,400,000	4,784,384

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	1,250,000	1,411,713

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,936,743

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Allocation Bonds
(Mission Bay South Redev. ), Ser. B, NATL, 5.00%, 8/1/43	AA-	1,100,000	1,227,512
(Mission Bay North Redev.), Ser. A, NATL, 5.00%, 8/1/41	AA-	1,285,000	1,441,706
(Mission Bay South Redev. ), Ser. C, NATL, 5.00%, 8/1/41	AA-	1,000,000	1,118,500

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5.50%, 3/1/41	AA	7,000,000	7,876,750

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB-	7,125,000	7,675,976

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5.00%, 8/1/32	AA	3,935,000	3,944,287

San Marcos, Unified School Dist. G.O. Bonds (Election 2010), Ser. B, zero %, 8/1/51	Aa3	11,425,000	2,177,148

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	7,542,206
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	3,000,480

Santa Clara Valley, Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 6/1/46	Aa1	1,500,000	1,692,870

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6.00%, 7/1/31	A+	2,500,000	2,900,475
5.25%, 7/1/32	A+	4,000,000	4,493,240

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5.25%, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,270,000	3,646,017
5.25%, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,485,000	1,661,982
5.10%, 9/1/30 (Prerefunded 9/1/21)	BBB+	480,000	526,536

Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,282,360
5.00%, 8/1/31	AA	2,410,000	2,760,920
5.00%, 8/1/30	AA	2,440,000	2,808,294

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	975,889

School Fin. Fac. Auth. 144A Rev. Bonds (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB-	1,500,000	1,473,165

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	BBB+	1,000,000	1,092,260
5.00%, 8/15/30	BBB+	1,130,000	1,241,678

South Western Cmnty. College Dist. G.O. Bonds (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,513,600
zero %, 8/1/37	Aa2	3,100,000	1,243,472

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,230,247
(Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,671,810
Ser. A, 5.00%, 7/1/40	AA-	6,860,000	7,410,515

Southwestern Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 8/1/46	Aa2	10,000,000	2,633,800

Stockton, Pub. Fin. Auth. Special Tax Bonds, Ser. A, BAM, 4.00%, 9/2/27	AA	570,000	613,998

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40	A	1,250,000	1,501,200
6.25%, 10/1/38	A	2,235,000	2,687,185
6.125%, 10/1/35	A	750,000	897,563

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5.00%, 8/1/38	AA	1,000,000	1,104,600

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	2,675,000	2,681,714

Sweetwater, G.O. Bonds (Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,632,457

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5.125%, 6/1/46	B+	5,000,000	4,591,950
Ser. A1-SNR, 5.00%, 6/1/37	BB+	2,000,000	1,911,220

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,374,240
6.25%, 10/1/33	AA	3,000,000	3,243,060

Turlock, Irrigation Dist. Rev. Bonds
(1st Priority), 5.00%, 1/1/41	A+	8,640,000	9,755,597
Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	AA-	12,640,000	13,920,558

Tustin Cmnty., Fac. Dist. Special Tax Bonds (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	BBB+	2,100,000	2,279,466

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,169,500

U. of CA Rev. Bonds
Ser. O, FHL Banks Coll., U.S. Govt. Coll., 5.25%, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,763,532
Ser. AR, 5.00%, 5/15/46	Aa2	4,000,000	4,540,200
Ser. AR, 5.00%, 5/15/35	Aa2	2,670,000	3,079,364
Ser. AI, 5.00%, 5/15/32	Aa2	3,000,000	3,406,350
Ser. K, 4.00%, 5/15/46	Aa3	3,000,000	3,037,320

Union, G.O. Bonds, Ser. A, 5.00%, 9/1/44	Aa1	1,890,000	2,109,788

Ventura Cnty., COP (Pub. Fin. Auth. III)
5.75%, 8/15/29 (Prerefunded 8/15/19)	AA+	1,500,000	1,665,480
5.75%, 8/15/28 (Prerefunded 8/15/19)	AA+	1,745,000	1,937,508

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	2,350,000	2,599,335

			1,235,847,675
Delaware (0.5%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.72%, 10/1/38	VMIG1	5,850,000	5,850,000

			5,850,000
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	2,450,000	2,632,084

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,110,240

			3,742,324
Massachusetts (0.1%)

MA State VRDN (Construction Loan), Ser. A, 0.69%, 3/1/26	VMIG1	1,540,000	1,540,000

			1,540,000
Mississippi (0.6%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. E, 0.74%, 12/1/30	VMIG1	4,000,000	4,000,000
Ser. A, 0.69%, 12/1/30	VMIG1	1,720,000	1,720,000
Ser. C, 0.69%, 12/1/30	VMIG1	2,250,000	2,250,000

			7,970,000
New Hampshire (0.1%)

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.71%, 7/1/33	VMIG1	960,000	960,000

			960,000
Oklahoma (0.6%)

OK State Tpk. Auth. VRDN, Ser. F, 0.71%, 1/1/28	VMIG1	7,885,000	7,885,000

			7,885,000
Puerto Rico (0.3%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.625%, 5/15/43	Ba2	3,350,000	3,306,685

			3,306,685
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.72%, 12/1/24	A-1+	8,100,000	8,100,000

			8,100,000
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BB	2,000,000	1,725,060

			1,725,060
TOTAL INVESTMENTS

Total investments (cost $1,211,593,214)(b)			$1,276,926,744

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,288,397,244.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,211,010,491, resulting in gross unrealized appreciation and depreciation of $79,678,939 and $13,762,686, respectively, or net unrealized appreciation of $65,916,253.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	15.8%
	Utilities	15.8
	State debt	14.7
	Transportation	10.8
	Health care	10.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,276,926,744	$—

Totals by level	$—	$1,276,926,744	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017